Regulatory Requirements	6 Months Ended
Sep. 30, 2025
Regulatory Requirements [Abstract]
REGULATORY REQUIREMENTS

NOTE 16 — REGULATORY REQUIREMENTS

The following table illustrates the minimum liquid capital as established by the Securities and Futures Commission of Hong Kong that the Company’s subsidiary is required to maintain as of September 30, 2025 and March 31, 2025 and the actual amounts of capital that were maintained:

Capital requirements as of September 30, 2025	Minimum liquid capital requirements	Capital levels maintained
Grande Capital	$384,615	$1,568,061
Grande Securities	$384,615	$564,288

Capital requirements as of March 31, 2025	Minimum liquid capital requirements	Capital levels maintained
Grande Capital	$384,615	$2,465,656
Grande Securities	$—	$—

The Company’s operation subsidiary maintains a capital level greater than the minimum liquid capital requirements and it is in compliance with the minimum liquid capital established by the Securities and Futures Commission of Hong Kong.